DERIVATIVE FINANCIAL INSTRUMENTS (Details) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2012 Derivative contracts not designated as hedging instruments USD ($)	Dec. 31, 2012 Derivative contracts not designated as hedging instruments RUB	Dec. 31, 2011 Derivative contracts not designated as hedging instruments RUB	Dec. 31, 2012 Foreign exchange contracts Derivative contracts not designated as hedging instruments Investments in debt securities USD ($)	Dec. 31, 2012 Foreign exchange contracts Derivative contracts not designated as hedging instruments Investments in debt securities RUB	Dec. 31, 2011 Foreign exchange contracts Derivative contracts not designated as hedging instruments Investments in debt securities RUB	Dec. 31, 2012 Foreign exchange contracts Derivative contracts not designated as hedging instruments Accounts payable and accrued liabilities RUB	Dec. 31, 2011 Foreign exchange contracts Derivative contracts not designated as hedging instruments Accounts payable and accrued liabilities RUB	Dec. 31, 2012 Foreign exchange contracts Derivative contracts not designated as hedging instruments Other accrued liabilities USD ($)	Dec. 31, 2012 Foreign exchange contracts Derivative contracts not designated as hedging instruments Other accrued liabilities RUB	Dec. 31, 2011 Foreign exchange contracts Derivative contracts not designated as hedging instruments Other accrued liabilities RUB	Dec. 31, 2012 Equity purchase contracts Derivative contracts not designated as hedging instruments Investments in non-marketable equity securities USD ($)	Dec. 31, 2012 Equity purchase contracts Derivative contracts not designated as hedging instruments Investments in non-marketable equity securities RUB
Derivative assets:
Total derivative assets	$ 0.7	20.0	44.0				$ 0.4	12.0	44.0						$ 0.3	8.0
Derivative liabilities:
Total derivative liabilities	1.6	50.0	60.0							1.0	1.0	1.6	49.0	59.0
Derivative instruments not designated as hedging instruments
Effect of derivative instruments not designated as hedging instruments on income				$ (0.6)	(18.0)	42.0